Financial instruments - Fair values and risk management - Capital management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Facility size	$ 840,400,000
Current assets less current liabilities	1,088,700,000
Aggregate cash	1,101,900,000
Cash and cash equivalents	$ 161,478,000	$ 296,954,000	[1]	$ 173,133,000	[1]	$ 143,648,000	[1]
Ratio of stockholders' equity to total assets	62.70%
Percentage of net income paid to shareholders through dividends	80.00%
Minimum yearly fixed dividend (in USD per share)	$ 0.12
Purchase of treasury shares (in shares)	(13,400,516)	3,708,315		(545,486)
Number of shares outstanding (in shares)	201,677,981	215,078,497		218,786,812		158,166,534
Treasury shares as percent of shares outstanding	8.34%
Dividends, fixed amount per share (in USD per share)	$ 0.03
Treasury shares
Disclosure of detailed information about financial instruments [line items]
Purchase of treasury shares (in shares)	(13,400,516)	(3,708,315)		(545,486)
Number of shares outstanding (in shares)	18,346,732	4,946,216		1,237,901		1,042,415
Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Aggregate cash and cash equivalents, including undrawn amounts on committed loans	$ 50,000,000.0
Ratio of indebtedness to net capital	5.00%
Minimum cash requirement	$ 30,000,000.0
Ratio of stockholders' equity to total assets, minimum	30.00%
Minimum | Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Ratio of fair market value of collateral vessels to aggregate principal amount outstanding on loans	125.00%

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.